Unaudited Interim Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
REVENUES:
Revenues	$ 960,563	$ 835,299
EXPENSES:
Drilling units operating expenses	256,998	295,711
Depreciation and amortization	168,766	177,150
General and administrative expenses	45,805	53,411
Legal settlements and other, net	(6,677)	(2,630)
Operating income	495,671	311,657
OTHER INCOME / (EXPENSES):
Interest and finance costs (Note 12)	(115,978)	(141,987)
Interest income	1,286	6,827
Loss on interest rate swaps (Note 9)	(6,547)	(10,061)
Gain from repurchase of senior Notes (Note 8)	125,001	0
Other, net	(10)	(7,626)
Total other income/ (expenses), net	3,752	(152,847)
INCOME BEFORE INCOME TAXES	499,423	158,810
Income taxes (Note 11)	(55,335)	(42,797)
NET INCOME ATTRIBUTABLE TO OCEAN RIG UDW INC.	444,088	116,013
NET INCOME ATTRIBUTABLE TO OCEAN RIG UDW INC COMMON STOCKHOLDERS (Note 13)	$ 442,791	$ 115,536
EARNINGS PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS, BASIC AND DILUTED (Note 13)	$ 3.96	$ 0.86
WEIGHTED AVERAGE NUMBER OF COMMON SHARES, BASIC AND DILUTED (Note 13)	111,726,952	134,927,763
Dividend declared per share	$ 0	$ 0.38